Commitments and Contingencies (Restricted Cash and Marketable Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Financing proceeds	$ 2.1	$ 20.9
Holdback escrow	16.8	16.8
Capping, closure and post-closure obligations	27.3	26.7
Self-insurance	54.1	50.4
Other	0.0	0.8
Total restricted cash and marketable securities	$ 100.3	$ 115.6